                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*

Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116



Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William E. Pappendick IV

Title:   Managing Director

Phone:   (617) 516-2000


Signature, Place, and Date of Signing:

/s/ William E. Pappendick IV          Boston, MA               2/14/2012
   _______________________     ________________________ _______________________
         [Signature]                [City, State]               [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  4
                                        -------------

Form 13F Information Table Entry Total:            48
                                        -------------

Form 13F Information Table Value Total:     4,166,819
                                        -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number      Name

     1       28-06924                  Brookside Capital Investors, L.P.

     2       28-06946                  Brookside Capital Partners Fund, L.P.

     3       28-13491                  Brookside Capital Trading Fund, L.P.

     4       28-13492                  Brookside Capital Investors II, L.P.

                       Brookside Capital Management, LLC
                   FORM 13F INFORMATION TABLE AS OF 12/31/11

                                                                                                          VOTING
                                                                                     INVESMENT   OTHER   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS CUSIP     MARKET VALUE LONG   SHARES   DISCRETION MANAGERS   SOLE    SHARED NONE
ACME PACKET INC                COM            004764106        53,028,423  1,715,575                         X
AKAMAI TECHNOLOGIES INC        COM            00971T101       168,913,428  5,232,758                         X
ALLOT COMMUNICATION INC        COM            M0854Q105        46,839,545  3,081,549                         X
ANHEUSER-BUSCH INBEV           ADR            03524A108        27,665,064    453,600                         X
APPLE INC                      COM            037833100       215,641,440    532,448                         X
ARIAD PHARMACEUTICALS INC      COM            04033A100        24,500,000  2,000,000                         X
ARIBA INC                      COM            04033V203        33,965,371  1,209,593                         X
BROADCOM CORP                  CL A           111320107       106,051,579  3,612,111                         X
CHECK POINT SOFTWARE           COM            M22465104       196,853,299  3,746,732                         X
CIENA CORP                     COM            171779309        94,866,602  7,840,215                         X
CTRIP.COM INTERNATIONAL        ADR            22943F100       132,791,139  5,674,835                         X
EL PASO CORPORATION            COM            28336L109       233,871,345  8,802,083                         X
EMC CORP                       COM            268648102       290,967,274 13,508,230                         X
EXPRESS SCRIPTS INC            COM            302182100       162,603,090  3,638,467                         X
FOSSIL INC                     COM            349882100        54,684,913    689,074                         X
GOLAR LNG LTD BERMUDA          SHS            G9456A100        58,424,058  1,314,377                         X
GOLDMAN SACHS GROUP INC        COM            38141G104        94,741,160  1,047,674                         X
GREEN MTN COFFEE ROASTERS IN   COM            393122106        41,306,850    921,000                         X
HOME INNS & HOTELS MGMT INC    SPON ADR       43713W107        31,517,383  1,221,604                         X
IDENIX PHARMACEUTICALS INC     COM            45166R204        81,801,938 10,987,500                         X
JINKOSOLAR HOLDNGS INC         SPONSORED ADR  47759T100         4,914,125    982,825                         X
KINDER MORGAN INC              COM            49456B101        90,914,994  2,826,080                         X
LAS VEGAS SANDS CORP           COM            517834107        98,466,927  2,304,398                         X
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100        81,769,370  2,516,755                         X
MACYS INC                      COM            55616P104       104,243,667  3,239,393                         X
MAP PHARMACEUTICALS            COM            56509R108        39,503,757  2,999,526                         X
MATTERSIGHT CORP               COM            577097108         2,260,044    486,031                         X
MEAD JOHNSON NUTRITION CO      COM            582839106       103,671,164  1,508,383                         X
MELCO CROWN ENTMT LT           ADR            585464100        58,039,663  6,033,229                         X
MICHAEL KORS HLDGS LTD         COM            G60754101       224,845,445  8,251,209                         X
MONSANTO CO                    SHS            61166W101        98,732,274  1,409,052                         X
NANOSPHERE INC                 COM            63009F105         5,262,865  3,580,180                         X
NEOPHOTONICS CORP              COM            64051T100           572,500    125,000                         X
NEWS CORP                      CL A           65248E104       107,038,180  5,999,898                         X
POLYPORE INTL IN               COM            73179V103        54,286,343  1,234,061                         X
SEADRILL LIMITED               SHS            G7945E105        14,664,432    441,966                         X
STANLEY BLACK & DECKER INC     COM            854502101       105,626,420  1,562,521                         X
STREAM GLOBAL SVCS IN          COM            86323M100         4,137,500  1,250,000                         X
TEKELEC                        COM            879101103        70,651,017  6,463,954                         X
TRANSDIGM GROUP INC            COM            893641100        35,206,126    367,957                         X
TYCO INTERNATIONAL LTD         SHS            H89128104       102,563,623  2,195,753                         X
UNITEDHEALTH GROUP INC         COM            91324P102        43,921,265    866,639                         X
VERIFONE SYS INC               COM            92342Y109        95,379,618  2,685,237                         X
VERTEX PHARMACEUTICALS INC     COM            92532F100       113,484,481  3,417,178                         X
VMWARE INC                     CL A CO        928563402        68,124,208    818,899                         X
VONAGE HLDGS CORP              COM            92886T201        16,588,847  6,770,958                         X
YANDEX N V                     SHS CLASS A    N97284108        46,039,984  2,337,055                         X
YOUKU COM INC                  SPONSORED ADR  98742U100       224,876,539 14,350,762 ***                     X


***Ownership represents 1,862,857 ADS plus 224,782,288 ordinary shares convertible to ADS on an 18:1 basis***